Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net income attributable to equity holders of the parent	$ 346,353,873	$ 65,245,736	$ 424,094,323
Weighted average number of ordinary shares (1)	1,501,909,381	1,502,618,381	1,504,235,035